Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation table total for CEO	Compensation actually paid to CEO(2)(3)	Average summary compensation table total for other NEOs(1)(2)(3)	Average compensation actually paid to other NEOs(1)(2)(3)	Value of initial fixed $100 investment based on:		Net income ($) Thousands(5)	Adjusted EBITDA ($) Millions(6)
					TSR	NASDAQ Composite Index TSR(4)

2022	$1,709,081	$1,148,165	$773,952	$1,636,853	$101.44	$83.90	$84,759	$151.1
2021	$4,623,217	$2,620,943	$743,428	$952,291	$151.97	$126.82	$60,948	$113.6
2020	$830,944	$(6,587,792)	$556,319	$(459,311)	$67.17	$111.29	$11,937	$41.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The other NEOs for each year were Mark DeVita and Ellie Bruce.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the NASDAQ Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,709,081	$ 4,623,217	$ 830,944
PEO Actually Paid Compensation Amount	$ 1,148,165	2,620,943	(6,587,792)
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Name	Year	Summary Compensation Total	Exclusion of Stock Awards and Option Awards	Inclusion of Equity Values	Compensation Actually Paid
Brian Recatto	2022	$1,709,081	$(499,988)	$(60,928)	$1,148,165
	2021	$4,623,217	$(11,721,697)	$9,719,423	$2,620,943
	2020	$830,944	$(407,161)	$(7,011,575)	$(6,587,792)

Mark DeVita	2022	$822,773	$(236,135)	$1,525,229	$2,111,867
	2021	$786,424	$(228,150)	$430,463	$988,737
	2020	$572,501	$(170,057)	$(839,718)	$(437,274)

Ellie Bruce	2022	$725,131	$(204,698)	$641,405	$1,161,838
	2021	$700,432	$(197,776)	$413,189	$915,845
	2020	$540,136	$(177,523)	$(843,961)	$(481,348)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Name	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Total - Inclusion of Equity Values
Brian Recatto	2022	$540,240	$(601,168)	$—	$—	$—	$—	$(60,928)
	2021	$10,116,468	$—	$—	$1,376,534	$(1,773,579)	$—	$9,719,423
	2020	$—	$(7,011,575)	$—	$—	$—	$—	$(7,011,575)

Mark DeVita	2022	$1,238,333	$5,723	$—	$967,298	$(686,125)	$—	$1,525,229
	2021	$133,107	$297,356	$—	$—	$—	$—	$430,463
	2020	$77,116	$(916,834)	$—	$—	$—	$—	$(839,718)

Ellie Bruce	2022	$355,201	$5,031	$—	$967,298	$(686,125)	$—	$641,405
	2021	$120,235	$292,954	$—	$—	$—	$—	$413,189
	2020	$68,815	$(912,776)	$—	$—	$—	$—	$(843,961)

Non-PEO NEO Average Total Compensation Amount	$ 773,952	743,428	556,319
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,636,853	952,291	(459,311)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Name	Year	Summary Compensation Total	Exclusion of Stock Awards and Option Awards	Inclusion of Equity Values	Compensation Actually Paid
Brian Recatto	2022	$1,709,081	$(499,988)	$(60,928)	$1,148,165
	2021	$4,623,217	$(11,721,697)	$9,719,423	$2,620,943
	2020	$830,944	$(407,161)	$(7,011,575)	$(6,587,792)

Mark DeVita	2022	$822,773	$(236,135)	$1,525,229	$2,111,867
	2021	$786,424	$(228,150)	$430,463	$988,737
	2020	$572,501	$(170,057)	$(839,718)	$(437,274)

Ellie Bruce	2022	$725,131	$(204,698)	$641,405	$1,161,838
	2021	$700,432	$(197,776)	$413,189	$915,845
	2020	$540,136	$(177,523)	$(843,961)	$(481,348)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Name	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Total - Inclusion of Equity Values
Brian Recatto	2022	$540,240	$(601,168)	$—	$—	$—	$—	$(60,928)
	2021	$10,116,468	$—	$—	$1,376,534	$(1,773,579)	$—	$9,719,423
	2020	$—	$(7,011,575)	$—	$—	$—	$—	$(7,011,575)

Mark DeVita	2022	$1,238,333	$5,723	$—	$967,298	$(686,125)	$—	$1,525,229
	2021	$133,107	$297,356	$—	$—	$—	$—	$430,463
	2020	$77,116	$(916,834)	$—	$—	$—	$—	$(839,718)

Ellie Bruce	2022	$355,201	$5,031	$—	$967,298	$(686,125)	$—	$641,405
	2021	$120,235	$292,954	$—	$—	$—	$—	$413,189
	2020	$68,815	$(912,776)	$—	$—	$—	$—	$(843,961)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average Compensation Actually Paid to our other NEOs, and our Consolidated Net Income during the three most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Composite TSR over the same period.
Tabular List [Table Text Block]

Adjusted EBITDA
Revenue
TSR
Relative TSR

Total Shareholder Return Amount	$ 101.44	151.97	67.17
Peer Group Total Shareholder Return Amount	83.90	126.82	111.29
Net Income (Loss)	$ 84,759,000	$ 60,948,000	$ 11,937,000
Company Selected Measure Amount	151.1	113.6	41.8
Additional 402(v) Disclosure [Text Block]	In accordance with rules adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our Chief Executive Officer (“CEO”) and other NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay for performance disclosure below in making its pay decisions for any of the years shown.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.This column presents the Company’s consolidated net income as reported in our Form 10-K for each covered year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined in Annex A to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Mark DeVita [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	$ 822,773	$ 786,424	$ 572,501
Non-PEO NEO Average Compensation Actually Paid Amount	2,111,867	988,737	(437,274)
Ellie Bruce [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	725,131	700,432	540,136
Non-PEO NEO Average Compensation Actually Paid Amount	1,161,838	915,845	(481,348)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(499,988)	(11,721,697)	(407,161)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,928)	9,719,423	(7,011,575)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	540,240	10,116,468	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(601,168)	0	(7,011,575)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,376,534	0
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(1,773,579)	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(236,135)	(228,150)	(170,057)
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,525,229	430,463	(839,718)
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,238,333	133,107	77,116
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,723	297,356	(916,834)
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	967,298	0	0
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(686,125)	0	0
Non-PEO NEO [Member] | Mark DeVita [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(204,698)	(197,776)	(177,523)
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	641,405	413,189	(843,961)
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	355,201	120,235	68,815
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,031	292,954	(912,776)
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	967,298	0	0
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(686,125)	0	0
Non-PEO NEO [Member] | Ellie Bruce [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0